Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

November 12, 2010

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust

(Legg Mason ClearBridge Aggressive Growth Portfolio)

CIK: 0001126087

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Met Investors Series Trust (the “Trust”). This filing relates to the acquisition of the assets and liabilities of Legg Mason Value Equity Portfolio, a series of the Trust, by and in exchange for shares of Legg Mason ClearBridge Aggressive Growth Portfolio, a series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1203.

Very truly yours,
/s/ Virginia S. Barry
-------------------------
Virginia S. Barry

Enclosures
cc:	Elizabeth M. Forget
John E. Connolly, Esq.
Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.
Timothy Jacoby